Accounts Payable	6 Months Ended
Jun. 30, 2025
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

NOTE 13 – ACCOUNTS PAYABLE

Accounts payable are summarized as follow:

	As of December 31,	As of June 30
	2024	2025

Freight fee and other handling charges	$11,307,340	$3,977,765
Freight fee and other handling charges – related party	221,098	74,964
Total	$11,528,438	$4,052,729